Offsets	Sep. 08, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Milestone Scientific Inc.
Form or Filing Type	S-3
File Number	333-275088
Initial Filing Date	Oct. 19, 2023
Fee Offset Claimed	$ 446.94
Security Type Associated with Fee Offset Claimed	Other
Security Title Associated with Fee Offset Claimed	Units
Unsold Securities Associated with Fee Offset Claimed | shares	3,236,380
Termination / Withdrawal Statement	The Registrant previously paid a filing fee of $6,164.31 in connection with securities registered pursuant to its Registration Statement on Form S-3, File No. 333-275088, initially filed on October 29, 2023. The offering of the securities associated with the fee offset claimed herein has been terminated or completed, and such securities remain unsold. Pursuant to Rule 457(p) under the Securities Act of 1933, as amended, the Registrant is applying $446.94 of the filing fee previously paid in connection with such unsold securities to offset the registration fee otherwise payable with respect to the securities being newly registered under this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Milestone Scientific Inc.
Form or Filing Type	S-3
File Number	333-275088
Filing Date	Oct. 19, 2023
Fee Paid with Fee Offset Source	$ 6,164.31